EAGLE GROWTH & INCOME FUND

SUPPLEMENT DATED AUGUST 1, 2014 TO
THE PROSPECTUS AND SUMMARY PROSPECTUS
DATED MARCH 1, 2014

Harald Hvideberg, CFA® has joined the Eagle Growth & Income Fund (the “fund”) as a Portfolio Manager.

As a result, the discussion of the fund’s portfolio managers on page 5 of the Prospectus and page 3 of the Summary Prospectus is replaced with the following:

Portfolio Managers | Edmund Cowart, CFA®, David Blount, CFA®, CPA, John Pandtle, CFA®, Jeff Vancavage, CFA® and Harald Hvideberg, CFA® are Co-Portfolio Managers of the fund and are jointly and primarily responsible for the day-to-day management of the fund. Messrs. Cowart, Blount and Pandtle have been Co-Portfolio Managers of the fund since June 2011. Mr. Vancavage has served as the fund’s Co-Portfolio Manager since July 2013. Mr. Hvideberg has served as the fund’s Co-Portfolio Manager since August 2014.

In addition, under the “Portfolio Managers” section of the Prospectus on page 33, the “Growth & Income Fund” paragraph is replaced with the following:

Growth & Income Fund — Edmund Cowart, CFA®, David Blount, CFA®, CPA, John Pandtle, CFA®, Jeff Vancavage, CFA® and Harald Hvideberg, CFA® are Co-Portfolio Managers of the fund and are jointly and primarily responsible for the day-to-day management of the fund. Messrs. Cowart, Blount and Pandtle have been Co-Portfolio Managers of the fund since 2011. Mr. Vancavage has served as the fund’s Co-Portfolio Manager since July 2013. Mr. Hvideberg has served as the fund’s Co-Portfolio Manager since August 2014. Mr. Cowart joined Eagle in 1999 and has been a Senior Vice President, Managing Director and Portfolio Manager at Eagle since 1999. Mr. Blount joined Eagle in 1993, was a Senior Research Analyst at Eagle from 1999 through 2008 and has been a Portfolio Manager at Eagle since 2008. Mr. Pandtle worked at Eagle from 1999 to 2002, was a Senior Vice President in the equity research department of Raymond James & Associates from 2002 to 2008 and has been a Portfolio Manager at Eagle since 2009. Mr. Vancavage joined Eagle in 2001, was a Senior Research Analyst at Eagle from 2005 to 2013 and has been a Portfolio Manager at Eagle since 2013. Prior to joining Eagle in August 2014, Mr. Hvideberg served as Managing Director, Chief Investment Officer, and Portfolio Manager at Wood Asset Management from 2004 to 2014 and as Portfolio Manager at William R. Hough & Co. from 1999 to 2004.

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INVESTORS SHOULD RETAIN THIS SUPPLEMENT WITH
THE PROSPECTUS AND SUMMARY PROSPECTUS FOR FUTURE REFERENCE

EAGLE GROWTH & INCOME FUND

SUPPLEMENT DATED AUGUST 1, 2014, TO
THE STATEMENT OF ADDITIONAL INFORMATION DATED MARCH 1, 2014,
 AS SUPPLEMENTED ON MAY 20, 2014

Harald Hvideberg, CFA® has joined the Eagle Growth & Income Fund (the “fund”) as a Portfolio Manager.

As a result, under the “Portfolio Managers” section, the first paragraph of the discussion of the fund’s portfolio managers on page 60 is replaced with the following:

Edmund Cowart, CFA®, David Blount, CPA, CFA®, John Pandtle, CFA®, Jeff Vancavage, CFA®, and Harald Hvideberg, CFA® are Co-Portfolio Managers of the fund and are jointly responsible for the day-to-day management of the fund. Messrs. Cowart, Blount and Pandtle have been Co-Portfolio managers of the fund since June 2011. Mr. Vancavage has served as the fund’s Co-Portfolio Manager since July 2013. Mr. Hvideberg has served as the fund’s Co-Portfolio Manager since August 2014. Mr. Cowart joined Eagle in 1999 and has been a Senior Vice President, Managing Director and portfolio manager at Eagle since 1999. Mr. Blount joined Eagle in 1993, was a Senior Research Analyst at Eagle from 1999 through 2008 and has been a Portfolio Manager at Eagle since 2008. Mr. Pandtle worked at Eagle from 1999-2002, was a Senior Vice President in the equity research department of Raymond James & Associates from 2002 through 2008 and has been a portfolio manager at Eagle since 2009. Mr. Vancavage joined Eagle in 2001, was a Senior Research Analyst at Eagle from 2005 to 2013 and has been a Portfolio Manager at Eagle since 2013. Mr. Hvideberg joined Eagle in 2014 as a Portfolio Manager. Prior to joining Eagle in August 2014, Mr. Hvideberg served as Managing Director, Chief Investment Officer, and Portfolio Manager at Wood Asset Management from 2004 to 2014 and as Portfolio Manager at William R. Hough & Co. from 1999 to 2004.
In addition, under the “Portfolio Managers” section on page 60, the following is inserted:
As of June 30, 2014, Mr. Hvideberg is responsible for the day-to-day management of the following other accounts:
	Number of accounts	Total assets
Registered investment companies	0	$0
Other pooled investment vehicles	0	$0
Other accounts	2,780	$4.695 billion
In 1 of the 2,780 of the above “other accounts,” the advisory fee payable to Eagle is based upon the account’s performance and the assets managed that pay a performance fee are $2.7 million.
Mr. Hvideberg’s benchmarks for evaluation purposes include Lipper and Morningstar rankings for mutual fund performance and the S&P 500 Index for separate accounts along with peer group rankings such as those from Callan Associates and Mercer Investment Consulting.
As of June 30, 2014, Mr. Hvideberg does not own any shares of the fund.
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INVESTORS SHOULD RETAIN THIS SUPPLEMENT WITH
THE STATEMENT OF ADDITIONAL INFORMATION FOR FUTURE REFERENCE